Commitments and Contingencies - Additional Information (Detail)	3 Months Ended
Mar. 11, 2021 USD ($) $ / shares shares
Loss Contingencies [Line Items]
Deferred Underwriting Commissions	$ 8,050,000
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Additional public share issued under over allotment option | shares	3,000,000
Underwriting discount per unit | $ / shares	$ 0.20
Underwriting discount	$ 4,600,000
Deferred underwriting commissions per unit | $ / shares	$ 0.35
Deferred Underwriting Commissions	$ 8,100,000
Forward Purchase Agreement [Member]
Loss Contingencies [Line Items]
Shares issued, Value	$ 100,000,000
Shares Issued, Price Per Share | $ / shares	$ 10.00
Additional Public share issued under Forward Purchase Agreement	$ 50,000,000
Additional Public share issued under Forward Purchase Agreement, Shares | shares	5,000,000